CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income (Loss) Attributable to Parent	$ 121,243,000	$ (25,035,000)	$ (132,708,000)	$ (76,661,000)	$ (13,800,000)
Cash flows from operating activities
Net income (loss)	120,354,000	(25,013,000)	(136,721,000)	(76,412,000)	(13,671,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depletion, depreciation, amortization and accretion	(73,078,000)	(56,860,000)	(135,896,000)	(49,090,000)	(10,346,000)
Share-based compensation	8,699,000	12,539,000	15,696,000	25,057,000	6,380,000
Cash paid for plugging wells		101,000
Impairment of oil and gas properties	263,000	0	4,096,000	21,782,000	306,000
Exploration and abandonments	34,168,000	17,693,000	116,686,000	1,118,000	0
Impairment of Proved Oil and Gas Properties	16,034,000	0	4,096,000	21,792,000	306,000
Gain on sale of assets	(206,082,000)	(3,369,000)	(3,074,000)	(186,000)	(6,731,000)
Unrealized (gain) loss on derivative contracts	786,000	(13,469,000)	(10,945,000)	4,210,000	3,063,000
Unrealized loss on investments	1,152,000	265,000	2,200,000	0	0
Amortization and write off of deferred financing cost and discount on Senior Notes included in interest expense	2,758,000	10,086,000	7,399,000	3,636,000	1,201,000
Deferred tax benefit	(6,475,000)	(3,811,000)	(21,595,000)	(696,000)	0
Changes in operating assets and liabilities:
Accounts receivable, net	7,760,000	(2,530,000)	(73,549,000)	(25,075,000)	(2,949,000)
Inventory	(459,000)	(1,231,000)	(6,198,000)	(3,889,000)	0
Prepaid expenses and other current assets	(802,000)	(991,000)	(538,000)	(124,000)	134,000
Accounts payable	24,099,000	(10,340,000)	16,390,000	25,883,000	8,866,000
Revenue payable	(1,204,000)	3,356,000	8,776,000	6,979,000	359,000
Accrued liabilities	(261,000)	9,221,000	3,492,000	2,465,000	(8,472,000)
Net cash provided by (used in) operating activities	73,868,000	49,165,000	58,011,000	33,838,000	(1,168,000)
Cash flows from investing activities
Capital expenditures and advances	(277,492,000)	(224,925,000)	(568,610,000)	(291,942,000)	(80,078,000)
Cash paid in acquisitions, net of cash received of $34; $2,500; and $0, respectively	0	(434,322,000)	(444,844,000)	(78,524,000)	(59,500,000)
Increase (Decrease) in Restricted Cash	(1,500,000)	0
Proceeds from sale of assets	380,036,000	783,000	4,158,000	8,709,000	21,238,000
Change in deposits and other long-term assets	154,000	(256,000)	89,000	42,000	59,000
Net cash used in investing activities	104,198,000	(658,720,000)	(1,009,207,000)	(361,715,000)	(118,281,000)
Cash flows from financing activities
Proceeds from issuing Senior Notes	0	443,971,000	596,907,000	0	0
Proceeds from borrowings on debt	105,991,000	341,684,000	546,043,000	493,906,000	101,581,000
Proceeds from sale of Series A preferred units in Eureka Hunter Holdings	19,600,000	127,393,000	149,655,000	0	0
Net proceeds from sale of common stock	0	148,675,000	148,241,000	13,892,000	38,678,000
Net proceeds from sale of preferred shares	10,181,000	50,883,000	144,635,000	94,764,000	63,444,000
Payments of Stock Issuance Costs	109,000	0
Proceeds from exercise of warrants and options		1,197,000	2,331,000	7,618,000	16,232,000
Change in other long-term liabilities	(52,000)	145,000	186,000	69,000	0
Options surrendered for cash			0	0	(116,000)
Cash paid upon conversion of Series B Preferred Stock			0	0	(11,250,000)
Purchase of treasury shares			(1,750,000)	0	(604,000)
Payment of deferred financing costs	(701,000)	(18,709,000)	(20,313,000)	(11,577,000)	(2,866,000)
Preferred stock dividends paid	(10,424,000)	(9,531,000)	(26,839,000)	(14,007,000)	(2,492,000)
Principal repayments of debt	(327,076,000)	(466,209,000)	(542,654,000)	(242,472,000)	(84,886,000)
Net cash provided by financing activities	(202,590,000)	619,499,000	996,442,000	342,193,000	117,721,000
Effect of foreign exchange rate changes on cash	(357,000)	(33,000)	(2,474,000)	(19,000)	0
Net change in cash and cash equivalents	(24,881,000)	9,911,000	42,772,000	14,297,000	(1,728,000)
Cash and cash equivalents, beginning of year	57,623,000	14,851,000	14,851,000	554,000	2,282,000
Cash and cash equivalents, end of year	32,742,000	24,762,000	57,623,000	14,851,000	554,000
Cash paid for interest	34,448,000	10,434,000	40,069,000	7,952,000	2,749,000
Non-cash transactions
Common stock issued for acquisitions		1,902,000	1,902,000	345,537,000	17,093,000
Non-cash additions to asset retirement obligation	1,896,000	2,055,000	8,492,000	12,628,000	2,324,000
Non-cash consideration received from sale of assets	42,300,000	7,087,000	7,120,000	0	0
Preferred stock issued for acquisitions			64,968,000	0	14,982,000
Debt assumed in acquisitions			0	71,895,000	3,412,000
Common stock issued for payment of services			0	779,000	165,000
Common stock issued in conversion of Series C Convertible Preferred Stock			0	0	3,732,000
Change in accrued capital expenditures	(42,774,000)	25,505,000	34,621,000	81,136,000	23,218,000
Common stock issued for 401(k) matching contribution			874,000	0	0
Eureka Hunter Holdings Series A preferred dividends paid in kind	2,253,000	0	1,658,000	0	0
Eureka Hunter Holdings Series A common units issued for an acquisition			12,453,000	0	0
Exchangeable common stock issued for acquisition of NuLoch Resources			0	31,642,000	0
Warrants issued for payment of common stock dividends			0	6,695,000	0
Warrants issued for payment of dividends on MHR Exchangeco Corporation exchangeable shares			0	197,000	0
Series A [Member]
Non-cash transactions
Common Units Issued for Acquisition	0	12,453,000
Prc Williston Llc [Member]
Net Income (Loss) Attributable to Parent	(2,684,000)	(1,385,000)	(14,891,000)	(3,017,000)	(7,097,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depletion, depreciation, amortization and accretion	(769,000)	(1,229,000)	(1,868,000)	(1,868,000)	(2,315,000)
Impairment of oil and gas properties	1,231,000	0
Increase (Decrease) in Accounts Receivable	(184,000)	1,366,000
Exploration and abandonments			10,461,000	0	0
Impairment of Proved Oil and Gas Properties	1,231,000	0	2,250,000	0	17,000
Changes in operating assets and liabilities:
Accounts receivable, net			1,485,000	(1,131,000)	(341,000)
Inventory	(261,000)	0
Net cash provided by (used in) operating activities	50,000	48,000	1,256,000	(1,738,000)	(4,818,000)
Cash flows from investing activities
Capital expenditures and advances	0	(48,000)	(49,000)	(175,000)	(237,000)
Net cash used in investing activities	0	(48,000)	(49,000)	(175,000)	(237,000)
(Repayments to) Advances from Parent	0	0	(1,207,000)	1,913,000	4,922,000
Cash flows from financing activities
Net cash provided by financing activities	0	0	(1,207,000)	1,913,000	4,922,000
Net change in cash and cash equivalents	50,000	0	0	0	(133,000)
Cash and cash equivalents, beginning of year	0	0	0	0	133,000
Cash and cash equivalents, end of year	50,000	0	0	0	0
Cash paid for interest	0	0	0	0	0
Non-cash transactions
Non-cash additions to asset retirement obligation	48,000	0
Change in accrued capital expenditures	389,000	0
Increase (Decrease) in Accounts Payable and Accrued Liabilities	273,000	1,069,000	83,000	542,000	288,000
Increase (Decrease) in Due to Affiliates, Current	$ 906,000	$ (2,231,000)